Investment Securities (Details 3)	12 Months Ended
	Dec. 31, 2020 USD ($) integer	Dec. 31, 2019 USD ($) integer
Fair value less than 12 months	$ 4,075,401	$ 14,238,365
Unrealized loss less than 12 months	23,090	67,486
Unrealized loss 12 months or more	11,106	26,670
Fair value 12 months or more	$ 520,546	$ 2,920,091
Number of securities | integer	8	21
Fair value	$ 4,595,947	$ 17,158,456
Unrealized loss	34,196	94,156
Other investments [Member]
Fair value less than 12 months	0	0
Unrealized loss less than 12 months	0	0
Unrealized loss 12 months or more	0	0
Fair value 12 months or more	$ 0	$ 0
Number of securities | integer	0	0
Fair value	$ 0	$ 0
Unrealized loss	0	0
U.S. GSE debt securities [Member]
Fair value less than 12 months	1,999,234	7,964,192
Unrealized loss less than 12 months	3,245	40,672
Unrealized loss 12 months or more	0	0
Fair value 12 months or more	$ 0	$ 0
Number of securities | integer	2	7
Fair value	$ 1,999,234	$ 7,964,192
Unrealized loss	3,245	40,672
Agency mortgage-backed securities (Agency MBS) [Member]
Fair value less than 12 months	2,076,167	5,273,683
Unrealized loss less than 12 months	19,845	24,648
Unrealized loss 12 months or more	11,106	26,670
Fair value 12 months or more	$ 520,546	$ 2,920,091
Number of securities | integer	6	13
Fair value	$ 2,596,713	$ 8,193,774
Unrealized loss	30,951	51,318
ABS and OAS [Member]
Fair value less than 12 months	0	1,000,490
Unrealized loss less than 12 months	0	2,166
Unrealized loss 12 months or more	0	0
Fair value 12 months or more	$ 0	$ 0
Number of securities | integer	0	1
Fair value	$ 0	$ 1,000,490
Unrealized loss	$ 0	$ 2,166